Summary of material accounting policies	3 Months Ended
Mar. 31, 2026
Summary Of Material Accounting Policies
Summary of material accounting policies

3.	Summary of material accounting policies:

These condensed consolidated interim financial statements have been prepared using the same accounting policies and methods that were used to prepare the Company’s 2025 Annual Consolidated Financial Statements.

Accounting Standards Issued But Not Yet Effective

A number of new standards, and amendments to standards and interpretations, are not yet effective for the three months ended March 31, 2026, and have not been early adopted in preparing these condensed consolidated interim financial statements.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 3

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements. It carries forward many requirements from IAS 1. IFRS 18 applies to annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The standard must be applied retrospectively with restatement of comparative information. The key new concepts introduced in IFRS 18 relate to: the structure of the statement of profit or loss; required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes. The Company is currently assessing the impact and efforts related to adopting IFRS 18. The Company expects the standard will primarily affect the presentation and disclosure of information within the condensed consolidated interim financial statements.

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments. These amendments clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income. These amendments apply to annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted and the amendments are to be applied retrospectively. The amendments had no material impact on the Company’s condensed consolidated interim financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates and are not expected to have a significant impact on the Company’s condensed consolidated interim financial statements.